File No. 333-83985      CIK #1025324

                       Securities and Exchange Commission
                          Washington, D. C. 20549-1004

                                 Post-Effective
                               Amendment No. 1 to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

                     Van Kampen Focus Portfolios, Series 172
                              (Exact Name of Trust)

                              Van Kampen Funds Inc.
                            (Exact Name of Depositor)

                               One Parkview Plaza
                        Oakbrook Terrace, Illinois 60181
          (Complete address of Depositor's principal executive offices)


  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER
  Attention: A. Thomas Smith III, General Counsel     Attention: Mark J. Kneedy
  One Parkview Plaza                                  111 West Monroe Street
  Oakbrook Terrace, Illinois 60181                    Chicago, Illinois 60603

               (Name and complete address of agents for service)


    ( X ) Check if it is proposed that this filing will become effective on December 22, 2000 pursuant to paragraph (b) of Rule 485.





UTILITY & COMMUNICATIONS TRUST, SERIES 1

VAN KAMPEN FOCUS PORTFOLIOS, SERIES 172

--------------------------------------------------------------------------------
                               PROSPECTUS PART ONE

  NOTE: Part I of this Prospectus may not be distributed unless accompanied by
                                    Part II.

        Please retain both parts of this Prospectus for future reference.
--------------------------------------------------------------------------------

                                    THE TRUST
   Van Kampen Focus Portfolios, Series 172 is comprised of one unit investment trust, Utility & Communications Trust, Series 1 (the "Trust"). The Trust seeks to increase the value of your investment and provide dividend income by investing in a diversified portfolio of stocks primarily issued by utility and communications companies selected by Robert W. Baird & Co. Incorporated.



   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE UNITS OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                THE DATE OF THIS PROSPECTUS IS DECEMBER 22, 2000




                                     BAIRD/
                    UTILITY & COMMUNICATIONS TRUST, SERIES 1
                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 172
                   SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                              AS OF OCTOBER 3, 2000
                         SPONSOR: VAN KAMPEN FUNDS INC.
                SUPERVISOR: VAN KAMPEN INVESTMENT ADVISORY CORP.
                          (AN AFFILIATE OF THE SPONSOR)
                EVALUATOR: AMERICAN PORTFOLIO EVALUATION SERVICES
                   (A DIVISION OF AN AFFILIATE OF THE SPONSOR)
                          TRUSTEE: THE BANK OF NEW YORK


                                                                                                            ROARING
                                                                                                             2000S
                                                                                                             TRUST
                                                                                                       ----------------
GENERAL INFORMATION
Number of Units                                                                                             624,245.640
Fractional Undivided Interest in Trust per Unit                                                           1/624,245.640
Public Offering Price:
      Aggregate Value of Securities in Portfolio (1)                                                  $    6,385,840.37
      Aggregate Value of Securities per Unit (including accumulated dividends)                        $         10.2297
      Sales charge 3.45% (3.573% of Aggregate Value of Securities excluding principal cash)
      per Unit                                                                                        $           .3647
      Public Offering Price per Unit (2)                                                              $         10.5944
Redemption Price per Unit                                                                             $         10.2297
Secondary Market Repurchase Price per Unit                                                            $         10.2297
Excess of Public Offering Price per Unit Over Redemption Price per Unit                               $           .3647

Supervisor's Annual Supervisory Fee                 Maximum of $.0025 per Unit
Evaluator's Annual Fee                              Maximum of $.0025 per Unit
Evaluation Time                                     Close of the New York Stock
                                                    Exchange
Initial Date of Deposit                             September 2, 1999
Mandatory Termination Date                          September 2, 2002

Minimum Termination Value........................... The Trust may be terminated if the net asset value of such Trust is less than $500,000 unless the net asset value of such Trust deposits has exceeded $15,000,000, then the Trust Agreement may be terminated if the net asset value of such Trust is less than $3,000,000.

Estimated Annual Dividends per Unit                 $.36985
Trustee's Annual fee                                $.008 per Unit

Income Distribution Record Date                     TENTH day of March, June,
                                                    September and December
Income Distribution Date                            TWENTY-FIFTH day of March,
                                                    June, September and December


--------------------------------------------------------------------------------

(1) Equity Securities are valued at the closing sale price, or if no such price exists, at the closing bid price thereof.
(2) Anyone ordering Units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.
(3) Effective on each September 2, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 2.95%.


                              PER UNIT INFORMATION

                                                                                                            2000 (1)
                                                                                                         ------------
Net asset value per Unit at beginning of period........................................................  $       9.90
                                                                                                         ============
Net asset value per Unit at end of period..............................................................  $       9.82
                                                                                                         ============
Distributions to Unitholders of investment income including accumulated dividends paid
   on Units redeemed (average Units outstanding for entire period).....................................  $       0.29
                                                                                                         ============
Distributions to Unitholders from Equity Security redemption proceeds (average Units
   outstanding for entire period)......................................................................  $         --
                                                                                                         ============
Unrealized appreciation (depreciation) of Equity Securities (per Unit outstanding at end of period)....  $       0.21
                                                                                                         ============
Distributions of investment income by frequency of payment
   Quarterly...........................................................................................  $       0.29
Units outstanding at end of period.....................................................................       620,603

--------------------------------------------------------------------------------
   (1) For the period from September 2, 1999 (date of deposit) through August
       31, 2000.



               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

   TO THE BOARD OF DIRECTORS OF VAN KAMPEN FUNDS INC. AND THE UNITHOLDERS OF UTILITY & COMMUNICATIONS TRUST, SERIES 1 (VAN KAMPEN FOCUS PORTFOLIOS, SERIES
172):
   We have audited the accompanying statement of condition (including the analyses of net assets) and the related portfolio of Utility & Communications Trust, Series 1 (Van Kampen Focus Portfolios, Series 172) as of August 31, 2000 and the related statements of operations and changes in net assets for the period from September 2, 1999 (date of deposit) through August 31, 2000. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.
   We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurances about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 2000 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Utility & Communications Trust, Series 1 (Van Kampen Focus Portfolios, Series 172) as of August 31, 2000 and the results of operations and changes in net assets for the period from September 2, 1999 (date of deposit) through August 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   Chicago, Illinois
   October 13, 2000



                    UTILITY & COMMUNICATIONS TRUST, SERIES 1
                             STATEMENTS OF CONDITION
                                 AUGUST 31, 2000

                                                                   UTILITY &
                                                                COMMUNICATIONS
                                                                     TRUST
                                                                ---------------
   Trust property
      Cash                                                      $        25,610
      Securities at market value, (cost $5,907,210)
     (note 1)                                                         6,038,220
      Accumulated dividends                                              27,888
      Receivable for securities sold                                         --
                                                                ---------------
                                                                $     6,091,718
                                                                ===============
   Liabilities and interest to Unitholders
      Cash overdraft                                            $            --
      Redemptions payable                                                    --
      Interest to Unitholders                                         6,091,718
                                                                ---------------
                                                                $     6,091,718
                                                                ===============

                             ANALYSES OF NET ASSETS

   Interest of Unitholders (620,603 Units of fractional
        undivided interest outstanding)
      Cost to original investors of 635,618 Units (note 1)      $     6,537,406
        Less initial underwriting commission (note 3)                   277,955
                                                                ---------------
                                                                      6,259,451
        Less redemption of 15,015 Units                                 144,487
                                                                ---------------
                                                                      6,114,964
      Undistributed net investment income
        Net investment income                                           209,837
        Less distributions to Unitholders                               177,917
                                                                ---------------
                                                                         31,920
      Realized gain (loss) on Security sale                              (7,803)
      Unrealized appreciation (depreciation) of
        Securities (note 2)                                             131,010
      Distributions to Unitholders of Security sale
        proceeds                                                             --
      Deferred sales charge                                            (178,373)
                                                                ---------------
          Net asset value to Unitholders                        $     6,091,718
                                                                ===============
   Net asset value per Unit (620,603 Units outstanding)         $          9.82
                                                                ===============


     The accompanying notes are an integral part of these statements.


                    UTILITY & COMMUNICATIONS TRUST, SERIES 1
                            STATEMENTS OF OPERATIONS
     PERIOD FROM SEPTEMBER 2, 1999 (DATE OF DEPOSIT) THROUGH AUGUST 31, 2000

                                                                                                              2000
                                                                                                         --------------
   Investment income
      Dividend income..................................................................................  $     236,132
      Expenses
         Trustee fees and expenses.....................................................................          6,002
         Evaluator fees................................................................................          1,334
         Organizational fees...........................................................................         17,613
         Supervisory fees..............................................................................          1,346
                                                                                                         --------------
            Total expenses.............................................................................         26,295
                                                                                                         --------------
         Net investment income.........................................................................        209,837
   Realized gain (loss) for Securities sale
      Proceeds.........................................................................................        368,728
      Cost.............................................................................................        376,531
                                                                                                         --------------
         Realized gain (loss)..........................................................................         (7,803)
   Net change in unrealized appreciation (depreciation) of Securities..................................        131,010
                                                                                                         --------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...............................  $     333,044
                                                                                                         ==============

                                                  STATEMENTS OF CHANGES IN NET
                                ASSETS PERIOD FROM SEPTEMBER 2, 1999 (DATE OF
                                DEPOSIT) THROUGH AUGUST 31, 2000

                                                                                                              2000
                                                                                                         --------------
   Increase (decrease) in net assets Operations:
      Net investment income............................................................................  $     209,837
      Realized gain (loss) on Securities...............................................................         (7,803)
      Net change in unrealized appreciation (depreciation) of Securities...............................        131,010
                                                                                                         --------------
         Net increase (decrease) in net assets resulting from operations...............................        333,044
   Distributions to Unitholders from:
      Net investment income............................................................................       (177,917)
      Security sale proceeds...........................................................................             --
      Redemption of Units..............................................................................       (144,487)
      Deferred sales charge............................................................................       (178,373)
                                                                                                         --------------
         Total increase (decrease).....................................................................       (167,733)
   Net asset value to Unitholders
      Beginning of period..............................................................................        144,599
      Additional Securities purchased from the proceeds of Unit Sales..................................      6,114,852
                                                                                                         --------------
      End of period (including undistributed net investment income of $31,920).........................  $   6,091,718
                                                                                                         ==============


     The accompanying notes are an integral part of these statements.


UTILITIES & COMMUNICATIONS TRUST, SERIES 1                                             PORTFOLIO AS OF AUGUST 31, 2000
------------------------------------------------------------------------------------------------------------------------

                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES          NAME OF ISSUER                                                          PER SHARE       (NOTE 1)
---------------    ------------------------------------------------------------------------------------ ---------------
          6,416   Alliant Energy Corporation                                            $   29.2500     $      187,668
--------------------------------------------------------------------------------------------------------------------------
          2,709   ALLTEL Corporation                                                        50.5625            136,974
--------------------------------------------------------------------------------------------------------------------------
          4,067   AT&T Corporation                                                          31.5000            128,110
--------------------------------------------------------------------------------------------------------------------------
          4,106   BellSouth Corporation                                                     37.3125            153,205
--------------------------------------------------------------------------------------------------------------------------
          4,662   CenturyTel, Incorporated                                                  28.8125            134,324
--------------------------------------------------------------------------------------------------------------------------
         10,079   Chesapeake Utilities Corporation                                          17.0625            171,973
--------------------------------------------------------------------------------------------------------------------------
          4,662   CMS Energy Corporation                                                    26.1250            121,795
--------------------------------------------------------------------------------------------------------------------------
          6,137   Comcast Corporation                                                       36.6875            225,151
--------------------------------------------------------------------------------------------------------------------------
          3,228   Duke Energy Corporation                                                   74.8125            241,495
--------------------------------------------------------------------------------------------------------------------------
          7,333   Edison International                                                      20.6875            151,701
--------------------------------------------------------------------------------------------------------------------------
          4,384   Enron Corporation                                                         84.8750            372,092
--------------------------------------------------------------------------------------------------------------------------
          3,987   Florida Progress Corporation                                              51.8750            206,826
--------------------------------------------------------------------------------------------------------------------------
          3,427   FPL Group, Incorporated                                                   53.3750            182,916
--------------------------------------------------------------------------------------------------------------------------
          5,141   Hawaiian Electric Industries, Incorporated                                32.7500            168,368
--------------------------------------------------------------------------------------------------------------------------
          6,255   KeySpan Corporation                                                       34.4375            215,407
--------------------------------------------------------------------------------------------------------------------------
          7,850   MDU Resources Group, Incorporated                                         25.0000            196,250
--------------------------------------------------------------------------------------------------------------------------
         10,399   Minnesota Power, Incorporated                                             22.1875            230,728
--------------------------------------------------------------------------------------------------------------------------
          4,781   NICOR, Incorporated                                                       36.8750            176,299
--------------------------------------------------------------------------------------------------------------------------
          7,652   NiSource, Incorporated                                                    23.9375            183,170
--------------------------------------------------------------------------------------------------------------------------
          9,243   Otter Tail Power Company                                                  20.8750            192,948
--------------------------------------------------------------------------------------------------------------------------
          6,653   Reliant Energy, Incorporated                                              37.1250            246,993
--------------------------------------------------------------------------------------------------------------------------
          3,827   SBC Communications, Incorporated                                          41.7500            159,777
--------------------------------------------------------------------------------------------------------------------------
          8,288   Sempra Energy                                                             19.5000            161,616
--------------------------------------------------------------------------------------------------------------------------
          6,815   Southern Company                                                          29.9375            204,024
--------------------------------------------------------------------------------------------------------------------------
          4,186   Sprint Corporation                                                        33.5000            140,231
--------------------------------------------------------------------------------------------------------------------------
          8,806   TECO Energy, Incorporated                                                 24.5625            216,297
--------------------------------------------------------------------------------------------------------------------------
          3,067   Time Warner Incorporated                                                  85.5000            262,229
--------------------------------------------------------------------------------------------------------------------------
          8,047   UtilCorp United, Incorporated                                             23.8125            191,619
--------------------------------------------------------------------------------------------------------------------------
          7,413   Wisconsin Energy Corporation                                              21.2500            157,526
--------------------------------------------------------------------------------------------------------------------------
          3,648   WorldCom, Incorporated                                                    36.5000            133,152
--------------------------------------------------------------------------------------------------------------------------
          6,374   WPS Resources Corporation                                                 30.0625            191,618
--------------------------------------------------------------------------------------------------------------------------
          7,810   Xcel Energy Incorporated                                                  25.0625            195,738
---------------                                                                                         ---------------
        191,452                                                                                         $    6,038,220
===============                                                                                         ===============


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.



                    UTILITY & COMMUNICATIONS TRUST, SERIES 1
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2000
--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Security Valuation - Securities are valued at the last closing sales price or, if no such price exists, at the closing bid price thereof.

   Security Cost - The original cost to the Trust of the Securities was based, for Securities listed on a national securities exchange on the closing sale prices on the exchange or the closing asked prices if not listed. The cost was determined on the day of the various Dates of Deposit.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - Each Unitholder is considered to be the owner of a pro rata portion of the trust and, accordingly, no provision has been made for Federal Income Taxes.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

NOTE 2 - PORTFOLIO
   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at August 31, 2000 is as follows:

                                     UTILITY &
                                  COMMUNICATIONS
                                       TRUST
                                 ----------------
   Unrealized Appreciation       $       629,801
   Unrealized Depreciation              (498,791)
                                 ----------------
                                 $       131,010
                                 ================

NOTE 3- OTHER
   Marketability - Although it is not obligated to do so, the Sponsor or the Managing Underwriter intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the portfolio of the Trust valued as described in
Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor or the Managing Underwriter may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on adding to the underlying value of the Securities per Unit on the date of an investor's purchase, plus an amount equal to the difference between the maximum sales charge of 3.95% of the public offering price which is equivalent to 4.112% of the aggregate underlying value of the Securities and the maximum deferred sales charge of ($0.295 per Unit). These investors paid a deferred sales charge of $0.295 per Unit. Beginning September 2, 2000, the secondary sales charge will be 3.45% and will not include deferred payments. On each subsequent September 2, the secondary market sales charge will decrease by .5 of 1% to a minimum sales charge of 2.95%.

   Compensation of Evaluator and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.0025 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to all applicable Trusts). The Evaluator receives an annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS
   During the period ended August 31, 2000, 15,015 Units were presented for redemption.






                                  Baird/ (logo)


Utility & Communications Trust, Series 1

--------------------------------------------------------------------------------

   Van Kampen Focus Portfolios, Series 172 includes the unit investment trust described above (the "Trust"). The Trust seeks to increase the value of your investment and provide dividend income by investing in a diversified portfolio of stocks primarily issued by utility and communications companies selected by Robert W. Baird & Co. Incorporated. Of course, we cannot guarantee that the Trust will achieve its objective.



                               Prospectus Part II

       You should read this prospectus and retain it for future reference.

      NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.

        This Prospectus is dated as of the date of the Prospectus Part I accompanying this Prospectus Part II.

--------------------------------------------------------------------------------

   The Securities and Exchange Commission has not approved or disapproved of the Units or passed upon the adequacy or accuracy of this prospectus. Any contrary representation is a criminal offense.


THE TRUST
--------------------------------------------------------------------------------

   The Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), dated the Initial Date of Deposit, among Van Kampen Funds Inc., as Sponsor, Van Kampen Investment Advisory Corp. as Supervisor, The Bank of New York, as Trustee, and American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp., as Evaluator.
   The Trust offers the opportunity to purchase Units representing proportionate interests in a portfolio of stocks. The Trust may be an appropriate medium for investors who desire to participate in a portfolio of stocks with greater diversification than they might be able to acquire individually.
   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Trust. Unless otherwise terminated as provided in the Trust Agreement, the Trust will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this Prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in "Portfolio" in Part One and any additional securities deposited into the Trust.
   Additional Units may be issued at any time by depositing in the Trust (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit or the equivalent) with instructions to purchase additional Securities. As additional Units are issued by the Trust, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into the Trust following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same proportionate relationship among the number of shares of each Security in the Trust's portfolio that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Trust will pay the associated brokerage or acquisition fees.
   Each Unit initially offered represents an undivided interest in the Trust. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in the Trust represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in the Trust will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.
   The Trust consists of (a) the Securities (including contracts for the purchase thereof) listed under the "Portfolio" in Part One as may continue to be held from time to time in the Trust, (b) any additional Securities acquired and held by the Trust pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.


OBJECTIVES AND SECURITIES SELECTION
--------------------------------------------------------------------------------

   The objective of the Trust is to increase the value of your investment and provide dividend income by investing in a diversified portfolio of stocks primarily issued by utility and communications companies selected by Robert W. Baird & Co. Incorporated (the "Underwriter"). We cannot guarantee that the Trust will achieve its objective. The portfolio may offer a unique opportunity to participate in the changing utility environment. Robert W. Baird & Co. selected a portfolio that seeks to benefit from industry consolidation, technological advances, and deregulation trends.

   As with any investment, we cannot guarantee that the Trust will achieve its objective. The value of your Units may fall below the price you paid for the Units. You should read the "Risk Factors" section before you invest.

   About Robert W. Baird & Co. Robert W. Baird & Co. Incorporated is one of the nation's largest regionally-headquartered investment bankers, serving individuals, corporations, municipalities and institutional investors. Founded in Milwaukee in 1919, Baird has developed a strong presence in the Midwest and has expanded into major markets outside America's Heartland. The firm has 75 offices in 14 states. Baird's research department is widely known and respected for its equity research providing broad comprehensive coverage for its clients. Baird's special expertise includes:

   o Offering individuals a full range of high-quality investment services.

   o Serving as a leading underwriter for corporations and municipalities.

   o Offering a broad range of asset management services to individuals, pension and profit-sharing plans, foundations and others.

   o Providing highly-regarded investment research that enjoys an international reputation.

   o Working with institutional investors around the world.

   Since 1982, Baird has been a member of the Northwestern Mutual Life Insurance family of companies. Baird is a member of the New York Stock Exchange and other principal exchanges, the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. You can contact Baird at (800) 792-2473 or visit their website at www.rwbaird.com.

   The Underwriter uses the list of Securities in its independent capacity as a broker-dealer and investment adviser to various individuals and entities. The Underwriter may also distribute this information to various individuals and entities. The Underwriter may recommend or effect transactions in the Securities. This may have an adverse effect on the prices of the Securities. This also may have an impact on the price the Trust pays for the Securities and the price received upon Unit redemptions or Trust termination.
   The Underwriter acts as agent or principal in connection with the purchase and sale of equity securities, including the Securities, and may act as a market maker in the Securities. The Underwriter also issues reports and makes recommendations on the Securities. The Underwriter's research department may receive compensation based on commissions generated by research and/or sales of Units.
   You should note that the Underwriter applied the selection criteria to the Securities for inclusion in the Trust as of the Initial Date of Deposit. After this date, the Securities may no longer meet the selection criteria. Should a Security no longer meet the selection criteria, we will generally not remove the Security from the portfolio.


RISK FACTORS
--------------------------------------------------------------------------------

   Price Volatility. The Trust invests in common stocks of U.S. companies. The value of Units will fluctuate with the value of these stocks and may be more or less than the price you originally paid for your Units. The market value of common stocks sometimes moves up or down rapidly and unpredictably. Because the Trust is unmanaged, the Trustee will not sell stocks in response to market fluctuations as is common in managed investments. As with any investment, we cannot guarantee that the performance of the Trust will be positive over any period of time.
   Dividends. Common stocks represent ownership interests in the issuers and are not obligations of the issuers. Accordingly, common stockholders have a right to receive dividends only after the company has provided for payment of its creditors, bondholders and preferred stockholders. Common stocks do not assure dividend payments. Dividends are paid only when declared by an issuer's board of directors and the amount of any dividend may vary over time.

   Utility Issuers. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including:

  o  risks of increases in fuel and other operating costs;

  o restrictions on operations and increased costs and delays as a result of environmental, nuclear safety and other regulations;

  o  coping with the general effects of energy conservation;

  o technological innovations which may render existing plants, equipment or products obsolete;

  o the effects of local weather, maturing markets and difficulty in expanding to new markets due to regulatory and other factors;

  o  the potential impact of natural or man-made disasters;

  o difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions;

  o  the high cost of obtaining financing during periods of inflation;

  o difficulties of the capital markets in absorbing utility debt and equity securities; and

  o  increased competition.

   Any of these factors, or a combination of these factors, could affect the supply of or demand for electricity, natural gas, water or other energy, which could adversely affect the profitability of the issuers of the Securities and the performance of the Trust.
   Utility companies are subject to extensive regulation at the federal and state levels in the United States. At the federal level, the Federal Energy Regulatory Commission (the "FERC"), the Federal Trade Commission (the "FTC"), the Securities and Exchange Commission (the "SEC"), and the Nuclear Regulatory Commission (the "NRC") have authority to oversee electric and combination electric and gas utilities. The value of utility company stocks may decline because governmental regulation controlling the utilities industry can change. This regulation may prevent or delay the utility company from passing along cost increases to its customers. Furthermore, regulatory authorities, which may be subject to political and other pressures, may not grant future rate increases, or may impose accounting or operational policies, any of which could adversely affect a company's profitability and its stock price. Mergers in the utility industry may require approval from several federal and state regulatory agencies, including FERC, the FTC, and the SEC. These regulatory authorities could, as a matter of policy, reverse the trend toward deregulation and make consolidation more difficult, or cause delay in the merger process, any of which could cause the prices of these stocks to fall.
   Telecommunications Issuers. The Trust invests significantly in telecommunications companies. These companies are subject to substantial governmental regulation. For example, the United States government and state governments regulate permitted rates of return and the kinds of services that a company may offer. This industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Recent federal legislation governing the United States telecommunications industry remains subject to judicial review and additional interpretation, which may adversely affect the companies whose securities are held by the Trust. Competitive pressures are intense and telecommunications stocks can experience rapid volatility. Certain telecommunications products may become outdated very rapidly. A company's performance can be hurt if the company fails to keep pace with technological advances. Certain smaller companies in the portfolio may involve greater risk than larger, established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade in lower volumes than larger companies. As a result, the prices of these securities may fluctuate more than the prices of other issuers.
   No FDIC Guarantee. An investment in your Trust is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PUBLIC OFFERING
--------------------------------------------------------------------------------

   General. Units are offered at the Public Offering Price which includes the underlying value of the Securities, the initial sales charge, and cash, if any, in the Income and Capital Accounts. The "Summary of Essential Financial Infformation" in Part One. On September 2, 2000, the secondary market sales charge will be to 3.45%. This sales charge will reduce by 0.5% on each following September 2, to a minimum of 2.95%.

   Any sales charge reduction is borne by the selling broker, dealer or agent. Units may be purchased in the primary or secondary market at the Public
Offering Price less the concession the Sponsor typically allows to brokers and dealers for purchases by (1) investors who purchase Units through registered investment advisers, certified financial planners and registered broker-dealers who in each case either charge periodic fees for brokerage services, financial planning, investment advisory or asset management service, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed, (2) bank trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, custodial or similar capacity, (3) any person who for at least 90 days, has been an officer, director or bona fide employee of any firm offering Units for sale to investors or their spouses or children under 21 and (4) officers and directors of bank holding companies that make Units available directly or through subsidiaries or bank affiliates. Notwithstanding anything to the contrary in this Prospectus, such investors, bank trust departments, firm employees and bank holding company officers and directors who purchase Units through this program will not receive sales charge reductions for quantity purchases.
   Employees, officers and directors (including their spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates, dealers and their affiliates and vendors providing services to the Sponsor may purchase Units at the Public Offering Price less the applicable dealer concession.
   The minimum purchase is 100 Units (or $1,000) but may vary by selling firm. However, in connection with fully disclosed transactions with the Sponsor, the minimum purchase requirement will be that number of Units set forth in the contract between the Sponsor and the related broker or agent.
   Offering Price. The Public Offering Price of Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One in accordance with fluctuations in the prices of the underlying Securities in the Trust. The initial price of the Securities was determined by Interactive Data Corporation, a firm regularly engaged in the business of evaluating, quoting or appraising comparable securities. The Evaluator will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. This Public Offering Price will be effective for all orders received prior to the Evaluation Time on each business day. The Evaluation Time is the close of the New York Stock Exchange on each Trust business day. Orders received by the Trustee or Sponsor for purchases, sales or redemptions after that time, or on a day which is not a business day, will be held until the next determination of price. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange.
   The aggregate underlying value of the Securities during the initial offering period is determined on each business day by the Evaluator in the following manner: If the Securities are listed on a national or foreign securities exchange or The Nasdaq Stock Market this evaluation is generally based on the closing sale prices on that exchange or market (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or market, at the closing asked prices. If the Securities are not listed on a national or foreign securities exchange or The Nasdaq Stock Market or, if so listed and the principal market therefor is other than on the exchange or market, the evaluation shall generally be based on the current asked price on the over-the-counter market (unless it is determined that these prices are inappropriate as a basis for evaluation). If current asked prices are unavailable, the evaluation is generally determined (a) on the basis of current asked prices for comparable securities, (b) by appraising the value of the Securities on the asked side of the market or (c) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate in U.S. dollars as of the Evaluation Time. The value of the Securities for purposes of secondary market transactions and redemptions is described under "Rights of Unitholders--Redemption of Units".
   In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities, taken as a whole, which are represented by the Units.
   Unit Distribution. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price. The Sponsor intends to qualify Units for sale in a number of states. Brokers, dealers and others will be allowed a concession or agency commission in connection with the distribution of Units equal to 70% of the applicable sales charge.
   Any discount provided to investors will be borne by the selling dealer or agent as indicated under "General" above. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.
   Broker-dealers of the Trust, banks and/or others may be eligible to participate in a program in which such firms receive from the Sponsor a nominal award for each of their representatives who have sold a minimum number of units of unit investment trusts created by the Sponsor during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales forces of brokers, dealers, banks and/or others may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to such brokers, dealers, banks and/or others that sponsor sales contests or recognition programs conforming to criteria established by the Sponsor, or participate in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such persons at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying entities for certain services or activities which are primarily intended to result in sales of Units of the Trust. Such payments are made by the Sponsor out of its own assets, and not out of the assets of the Trust. These programs will not change the price Unitholders pay for their Units or the amount that the Trust will receive from the Units sold.
   Sponsor and Underwriter Compensation. The Underwriter will receive a gross sales commission equal to the total sales charge applicable to each transaction. The Sponsor will receive from the Underwriter the difference between the gross sales commission and an amount equal to the broker concessions or agency commissions described under "Unit Distribution". Any sales charge discount provided to investors will be borne by the selling dealer or agent. In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to the Trust on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities. The Sponsor or Underwriter may realize profit or loss as a result of the possible fluctuations in the market value of the Securities, since all proceeds received from purchasers of Units are retained by the Sponsor or Underwriter. In maintaining a secondary market, the Underwriter will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor or Underwriter prior to the date of settlement for the purchase of Units may be used in the Sponsor's or Underwriter's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.
   An affilliate of the Sponsor may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities. An affiliate may act as a specialist or market marker for these Securities. An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.
   Market for Units. Although it is not obligated to do so, the Underwriter currently intends to maintain a market for Units and to purchase Units at the secondary market repurchase price (which is described under "Right of Unitholders--Redemption of Units"). The Underwriter may discontinue purchases of Units or discontinue purchases at this price at any time. In the event that a secondary market is not maintained, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. The Trustee will notify the Underwriter of any Units tendered for redemption. If the Underwriter's bid in the secondary market equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. The Underwriter may sell repurchased Units at the secondary market Public Offering Price per Unit.
   Tax-Sheltered Retirement Plans. Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for the individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The minimum purchase for qualified retirement plans is 25 Units but may vary by selling firm. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.


RIGHTS OF UNITHOLDERS
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   Distributions. Dividends, interest and any net proceeds from the sale of Securities received by the Trust will generally be distributed to Unitholders on each Distribution Date to Unitholders of record on the preceding Record Date. These dates appear under "Summary of Essential Financial Information" in Part One. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered). Unitholders may elect to receive distributions in cash or to have distributions reinvested into additional Units. You may also reinvest distributions in certain Van Kampen mutual funds. See "Rights of Unitholders--Reinvestment Option".
   Dividends and interest received by the Trust are credited to the Income Account of the Trust. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or pay deferred sales charges, fees or expenses, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date. Any distribution to Unitholders consists of each Unitholder's pro rata share of the estimated annual income to be received by the Trust and any available amounts in the Capital Account as of the related Record Date.
   Reinvestment Option. Unitholders may have distributions automatically reinvested in additional Units under the Automatic Reinvestment Option (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides) through two options. Brokers and dealers can use the Dividend Reinvestment Service through Depository Trust Company or purchase the Automatic Reinvestment Option CUSIP. Unitholders will be subject to any remaining deferred sales charge payments due on Units. To participate in this reinvestment option, a Unitholder must file with the Trustee a written notice of election, together with any certificate representing Units and other documentation that the Trustee may then require, at least five days prior to the related Record Date. A Unitholder's election will apply to all Units owned by the Unitholder and will remain in effect until changed by the Unitholder. If Units are unavailable for reinvestment, distributions will be paid in cash. Purchases of additional Units made pursuant to the reinvestment plan will be made at the net asset value for Units as of the Evaluation Time on the Distribution Date.
   Under the Guaranteed Reinvestment Option Unitholders may elect to have distributions automatically reinvested in certain Van Kampen mutual funds (the "Reinvestment Funds"). Each Reinvestment Fund has investment objectives which differ from those of the Trust. The prospectus relating to each Reinvestment Fund describes its investment policies and how to begin reinvestment. A Unitholder may obtain a prospectus for the Reinvestment Funds from the Sponsor. Purchases of shares of a Reinvestment Fund will be made at a net asset value computed on the Distribution Date. Unitholders with an existing Guaranteed Reinvestment Option account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new account which allows purchases of Reinvestment Fund shares at net asset value.
   A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing no later than five days before a distribution date. The Sponsor, each Reinvestment Fund, and its investment adviser shall have the right to suspend or terminate the reinvestment plan at any time.
   Redemption of Units. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at its Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286. Certificates must be tendered to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. On the seventh day following the tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Trust business day, the date of tender is deemed to be the next business day.
   Unitholders tendering 1,000 or more Units (or $10,000) of the Trust for redemption may request an in kind distribution of equity securities equal to the Redemption Price per Unit on the date of tender. Unitholders may not request an in kind distribution during the five business days prior to the Trust's termination. An in kind distribution will be made by the Trustee through the distribution of each of the euquity securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. Amounts representing fractional shares will be distributed in cash. The Trustee may adjust the nujmber of shares of any Security included in a Unitholder's in kind distribution of whole shares.
   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are redeemed in-kind or sold, the size of the Trust will be, and the diversity of the Trust may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities at the time of redemption.
   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in the Trust, determined on the basis of (i) the cash on hand in the Trust, (ii) the value of the Securities in the Trust and (iii) dividends receivable on the Securities in the Trust trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Trust and (b) the accrued expenses of the Trust. During the initial offering period, the redemption price and the secondary market repurchase price will also include estimated organizational costs. For these purposes, the Evaluator may determine the value of the Securities in the following manner. If the Securities are listed on a national or foreign securities exchange or The Nasdaq Stock Market, this evaluation is generally based on the closing sale prices on that exchange or market (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or market, at the closing bid prices. If the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange or market, the evaluation may be based on the current bid price on the over-the-counter market. If current bid prices are unavailable or inappropriate, the evaluation may be determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the Securities on the bid side of the market or (c) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate in U.S. dollars as of the Evaluation Time.
   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.
   Certificates. Ownership of Units is evidenced in book entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, and certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Fractional Units will not be issued. The Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.
   Reports Provided. Unitholders will receive a statement of dividends, interest and other amounts received by the Trust for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends, interest and capital received, actual Trust distributions, Trust expenses, a list of the Securities and other Trust information. Unitholders may obtain the Evaluator's evaluations of the Securities upon request.


TRUST ADMINISTRATION
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   Portfolio Administration. The Trust is not a managed fund and, except as provided in the Trust Agreement, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect the Trust based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Sponsor retention of the Security would be detrimental to the Trust. If a public tender offer has been made for a Security or a merger or acquisition has been announced affecting a Security, the Trustee may either sell the Security or accept a tender offer for cash if the Supervisor determines that the sale or tender is in the best interest of Unitholders. The Trustee will distribute any cash proceeds to Unitholders. In addition, the Trustee may sell Securities to redeem Units or pay Trust expenses or deferred sales charges. The Trustee must reject any offer for securities or property other than cash in exchange for the Securities. If securities or property are nonetheless acquired by the Trust, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Trust. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Trust to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next distribution date.
   When your Trust sells Securities, the composition and diversity of the Securities in the Trust may be altered. In order to obtain the best price for the Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. In effecting purchases and sales of the Trust's portfolio securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Trust, the Sponsor or dealers participating in the offering of Units. In addition, in selecting among firms to handle a particular transaction, the Sponsor may take into account whether the firm has sold or is selling units of unit investment trusts which it sponsors.
   Amendment of the Trust Agreement. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.
   Termination. The Trust will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Trust. The Trust may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of the Trust is less than $500,000 ($3,000,000 if the value of the Trust has exceeded $15,000,000) (the "Minimum Termination Value"). Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with a Trust termination during a period beginning nine business days before, and no later than, the Mandatory Termination Date. Approximately thirty days before this date, the Trustee will notify Unitholders of the termination. Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Trust expenses and costs. Unitholders will receive a final distribution statement following termination. The Information Supplement contains further information regarding termination of the Trust. See "Additional Information".
   Limitations on Liabilities. The Sponsor, Evaluator, Supervisor and Trustee are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee is not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and is not be liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Trustee, Sponsor and Supervisor may rely on any evaluation furnished by the Evaluator and have no responsibility for the accuracy thereof. Determinations by the Evaluator shall be made in good faith upon the basis of the best information available to it.
   Sponsor. Van Kampen Funds Inc., a Delaware corporation, is the Sponsor of the Trust. The Sponsor is an indirect subsidiary of Morgan Stanley Dean Witter & Co. Van Kampen Funds Inc. specializes in the underwriting and distribution of unit investment trusts and mutual funds with roots in money management dating back to 1926. The Sponsor is a member of the National Association of Securities Dealers, Inc. and has its principal offices at 1 Parkview Plaza, Oakbrook Terrace, P.O. Box 5555, Illinois 60181-5555, (630) 684-6000. As of November 30, 1999, the
total stockholders' equity of Van Kampen Funds Inc. was $141,554,861 (audited). Van Kampen Funds Inc. and your Trust have adopted a code of ethics requiring Van Kampen's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Trust. The Information Supplement contains additional information about the Sponsor.
   If the Sponsor fails to perform any of its duties under the Trust Agreement or becomes incapable of acting or declares bankruptcy or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trust as provided therein or
(iii) continue to act as Trustee without terminating the Trust Agreement. Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".
   Performance Information. The Sponsor and Underwriter may from time to time in advertising and sales materials compare the current returns on the Trust and returns over specified time periods on other similar trusts (which may show performance net of expenses and charges which the Trust would have charged) with returns on other investments such as the common stocks comprising the Dow Jones Industrial Average, the S&P 500, other investment indices, corporate or U.S. government bonds, bank CDs, money market accounts or money market funds, or with performance data from Lipper Analytical Services, Inc., Morningstar Publications, Inc. or various publications, each of which has characteristics that may differ from those of the Trust. Information on percentage changes in the dollar value of Units may be included from time to time in advertisements, sales literature, reports and other information furnished to current or prospective Unitholders. Total return figures may not be averaged and may not reflect deduction of the sales charge, which would decrease return. No provision is made for any income taxes payable. Past performance may not be indicative of future results. The Trust portfolio is not managed and Unit price and return fluctuate with the value of the securities in the portfolio, so there may be a gain or loss when Units are sold. As with other performance data, performance comparisons should not be considered representative of the Trust's relative performance for any future period.


TAXATION
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   General. The following is a general discussion of certain of the federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as capital assets (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code"). Unitholders should consult their tax advisers in determining the federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trust. For purposes of the following discussion and opinions, it is assumed that each Security is equity for federal income tax purposes. In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:
   1. The Trust is not an association taxable as a corporation for federal income tax purposes; each Unitholder will be treated as the owner of a pro rata portion of each of the assets of the Trust under the Code; and the income of the Trust will be treated as income of the Unitholders thereof under the Code. Each Unitholder will be considered to have received his pro rata share of income derived from each Security when such income is considered to be received by the Trust.
   2. A Unitholder will be considered to have received all of the dividends paid on his pro rata portion of each Security when such dividends are considered to be received by the Trust regardless of whether such dividends are used to pay a portion of any deferred sales charge imposed. Unitholders will be taxed in this manner regardless of whether distributions from the Trust are actually received by the Unitholder or are automatically reinvested (see "Rights of Unitholders--Reinvestment Option").
   3. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, liquidation, redemption, or otherwise) or upon the sale or redemption of Units by such Unitholder (except to the extent an in kind distribution of stock is received by such Unitholder from the Trust as described below). The price a Unitholder pays for his Units, generally including sales charges, is allocated among his pro rata portion of each Security held by the Trust (in proportion to the fair market values thereof on the valuation date closest to the date the Unitholder purchases his Units) in order to determine his initial tax basis for his pro rata portion of each Security held by the Trust. Unitholders should consult their own tax advisers with regard to the calculation of basis. For federal income tax purposes, a Unitholder's pro rata portion of the dividends, as defined by Section 316 of the Code, paid by a corporation with respect to a Security held by the Trust is taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits". A Unitholder's pro rata portion of dividends paid on such Security which exceed such current and accumulated earnings and profits will first reduce a Unitholder's tax basis in such Security, and to the extent that such dividends exceed a Unitholder's tax basis in such Security shall generally be treated as capital gain. In general, the holding period for such capital gain will be determined by the period of time a Unitholder has held his Units.
   4. A Unitholder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital gain (except in the case of a dealer or a financial institution). A Unitholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital loss (except in the case of a dealer or a financial institution). Unitholders should consult their tax advisers regarding the recognition of gains and losses for federal income tax purposes. Unitholders should consult their tax advisers regarding the recognition of gains and losses for federal income tax purposes.
   Dividends Received Deduction. A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Unitholder's pro rata portion of dividends received by the Trust (to the extent such dividends are taxable as ordinary income, as discussed above, and are attributable to domestic corporations) in the same manner as if such corporation directly owned the Securities paying such dividends (other than corporate Unitholders, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding corporation tax). However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under Section 246(c) of the Code). Final regulations have been issued which address special rules that must be considered in determining whether the 46 day holding period requirement is met. Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Unitholder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation.
   To the extent dividends received by the Trust are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations. Unitholders should consult their tax advisors with respect to the limitations on and modifications to the dividends received deduction.
   Limitations on Deductibility of Trust Expenses by Unitholders. Each Unitholder's pro rata share of each expense paid by the Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by him. As a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unitholders may be required to treat some or all of the expenses of a Trust as miscellaneous itemized deductions subject to this limitation.
   Recognition of Taxable Gain or Loss Upon Disposition of Securities by the Trust or Disposition of Units. As discussed above, a Unitholder may recognize taxable gain (or loss) when a Security is disposed of by the Trust or if the Unitholder disposes of a Unit. The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes for determining the holding period of the Unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.
   In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.
   If a Unitholder disposes of a Unit he is deemed thereby to have disposed of his entire pro rata interest in all assets of the Trust involved including his pro rata portion of all Securities represented by a Unit. The Taxpayer Relief Act of 1997 (the "1997 Tax Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts, or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unitholders should consult their own tax advisers with regard to any such constructive sales rules.
   Special Tax Consequences of In Kind Distributions Upon Redemption of Units or Termination of the Trust. As discussed in "Rights of Unitholders--Redemption of Units," under certain circumstances a Unitholder tendering Units for redemption may request an In Kind Distribution of the Securities in the Trust. A Unitholder may also under certain circumstances request an In Kind Distribution of the Securities in the Trust upon the termination of the Trust. See "Rights of Unitholders--Redemption of Units". The Unitholder requesting an In Kind Distribution will be liable for expenses related thereto (the "Distribution Expenses") and the amount of such In Kind Distribution will be reduced by the amount of the Distribution Expenses. See "Rights of Unitholders--Redemption of Units". As previously discussed, prior to the redemption of Units or the termination of the Trust, a Unitholder is considered as owning a pro rata portion of each of the Trust's assets for federal income tax purposes. The receipt of an In Kind Distribution will result in a Unitholder receiving an undivided interest in whole shares of stock plus, possibly, cash.
   The potential tax consequences that may occur under an In Kind Distribution with respect to each Security owned by the Trust will depend on whether or not a Unitholder receives cash in addition to Securities. A "Security" for this purpose is a particular class of stock issued by a particular corporation. A Unitholder will not recognize gain or loss if a Unitholder only receives Securities in exchange for his or her pro rata portion in the Securities held by the Trust. However, if a Unitholder also receives cash in exchange for a fractional share of a Security held by the Trust, such Unitholder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unitholder and his tax basis in such fractional share of a Security held by the Trust.
   Because the Trust will own many Securities, a Unitholder who requests an In Kind Distribution will have to analyze the tax consequences with respect to each Security owned by the Trust. The amount of taxable gain (or loss) recognized upon such exchange will generally equal the sum of the gain (or loss) recognized under the rules described above by such Unitholder with respect to each Security owned by the Trust. Unitholders who request an In Kind Distribution are advised to consult their tax advisers in this regard.
   Computation of the Unitholder's Tax Basis. Initially, a Unitholder's tax basis in his Units will generally equal the price paid by such Unitholder for his Units. The cost of the Units is allocated among the Securities held in the Trust in accordance with the proportion of the fair market values of such Securities on the valuation date nearest the date the Units are purchased in order to determine such Unitholder's tax basis for his pro rata portion of each Security.
   A Unitholder's tax basis in his Units and his pro rata portion of a Security held by the Trust will be reduced to the extent dividends paid with respect to such Security are received by the Trust which are not taxable as ordinary income as described above.
   Other Matters. Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by the Trust (other than those that are not treated as United States source income, if any) will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons. Such persons should consult their tax advisers.
   In general, income that is not effectively connected to the conduct of a trade or business within the United States that is earned by non-U.S. Unitholders and derived from dividends of foreign corporations will not be subject to U.S. withholding tax provided that less than 25 percent of the gross income of the foreign corporation for a three-year period ending with the close of its taxable year preceding payment was not effectively connected to the conduct of a trade or business within the United States. In addition, such earnings may be exempt from U.S. withholding pursuant to a specific treaty between the United States and a foreign country. Non-U.S. Unitholders should consult their own tax advisers regarding the imposition of U.S. withholding on distributions from the Trust.
   It should be noted that payments to the Trust of dividends on Securities that are attributable to foreign corporations may be subject to foreign withholding taxes and Unitholders should consult their tax advisers regarding the potential tax consequences relating to the payment of any such withholding taxes by the Trust. Any dividends withheld as a result thereof will nevertheless be treated as income to the Unitholders. Because, under the grantor trust rules, an investor is deemed to have paid directly his share of foreign taxes that have been paid or accrued, if any, an investor may be entitled to a foreign tax credit or deduction for United States tax purposes with respect to such taxes. The 1997 Tax Act imposes a required holding period for such credits. Investors should consult their tax advisers with respect to foreign withholding taxes and foreign tax credits.
   At the termination of the Trust, the Trustee will furnish to each Unitholder of the Trust a statement containing information relating to the dividends received by the Trust on the Securities, the gross proceeds received by the Trust from the disposition of any Security (resulting from redemption or the sale of any Security), and the fees and expenses paid by the Trust. The Trustee will also furnish annual information returns to Unitholders and to the Internal Revenue Service.
   Unitholders desiring to purchase Units for tax-deferred plans and IRAs should consult their broker-dealers for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established.
   In the opinion of special counsel for New York tax matters, the Trust is not an association taxable as a corporation and the income of the Trust will be treated as the income of the Unitholders under the existing income tax laws of the State and City of New York.
   The foregoing discussion relates only to the tax treatment of U.S. Unitholders ("U.S. Unitholders") with regard to federal and certain aspects of New York State and City income taxes. Unitholders may be subject to taxation in New York or in other jurisdictions and should consult their own tax advisers in this regard. As used herein, the term "U.S. Unitholder" means an owner of a Unit in the Trust that (a) is (i) for United States federal income tax purposes a citizen or resident of the United States, (ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States federal income taxation regardless of its source or (b) does not qualify as a U.S. Unitholder in paragraph (a) but whose income from a Unit is effectively connected with such Unitholder's conduct of a United States trade or business. The term also includes certain former citizens of the United States whose income and gain on the Units will be taxable. Unitholders should consult their tax advisers regarding potential foreign, state or local taxation with respect to the Units.


TRUST OPERATING EXPENSES
--------------------------------------------------------------------------------

   Compensation of Sponsor, Supervisor and Evaluator. The Sponsor will not receive any fees in connection with its activities relating to the Trust. However, the Evaluator, which is an affiliate of the Sponsor, will receive the annual fee for evaluation services set forth in the "Summary of Essential Financial Information" in Part One. The Supervisor, which is also an affiliate of the Sponsor, will receive the annual fee described in the "Summary of Essential Financial Information" in Part One for portfolio supervisory services for the Trust. These fees may exceed the actual costs of providing these services to the Trust but at no time will the total amount received for supervisory and evaluation services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year.
   Trustee's Fee. For its services the Trustee will receive the fee from the Trust set forth in the "Summary of Essential Financial Information" in Part One. The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds.
   Miscellaneous Expenses. The following additional charges are or may be incurred by the Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Trust,
(b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Trust without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees, (h) costs associated with liquidating the securities held in the Trust portfolio, (i) any offering costs incurred after the end of the initial offering period and (j) expenditures incurred in contacting Unitholders upon termination of the Trust. The Trust may pay the expenses of updating its registration statement each year. Unit investment trust sponsors have historically paid these expenses.
   General. The fees and expenses of the Trust will accrue on a daily basis. The fees and expenses are generally paid out of the Capital Account. When these amounts are paid by or owing to the Trustee, they are secured by a lien on the Trust's portfolio. Securities may be sold to pay these amounts which will result in capital gains or losses to Unitholders. See "Taxation". The Supervisor's, Evaluator's and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.


OTHER MATTERS
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   Legal Opinions. The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Winston & Strawn has acted as counsel to the Trustee and as special counsel for New York tax matters.
   Independent Certified Public Accountants. The statement of condition and the related portfolio included in this Prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

   This Prospectus does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC. The Information Supplement, which has been filed with the SEC, includes more detailed information concerning the Securities, investment risks and general information about the Trust. Information about your Trust (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the Public Reference Room by calling 1-202-942-8090. Reports and other information about your Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

TABLE OF CONTENTS
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        Title                                    Page
        -----                                    ----
   The Trust...................................     2
   Objectives and Securities Selection.........     2
   Risk Factors................................     3
   Public Offering.............................     4
   Rights of Unitholders.......................     7
   Trust Administration........................     9
   Taxation....................................    11
   Trust Operating Expenses....................    15
   Other Matters...............................    16
   Additional Information......................    16



                                   PROSPECTUS
                                     PART II
--------------------------------------------------------------------------------

                         Utility & Communications Trust,
                                    Series 1





                                 Baird / (logo)


                            777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202
                                 1-800-RW-BAIRD
                                (1-800-792-2473)
                                 www.rwbaird.com

              Please retain this prospectus for future reference.






                             Information Supplement
                     Van Kampen Focus Portfolios, Series 172

--------------------------------------------------------------------------------
     This Information Supplement provides additional information concerning the risks and operations of the Trust which is not described in the Prospectus. This Information Supplement should be read in conjunction with the Prospectus. This Information Supplement is not a prospectus, does not include all of the information that an investor should consider before investing in the Trust and may not be used to offer or sell Units without the Prospectus. Copies of the Prospectus can be obtained by contacting the Sponsor at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 or by contacting your broker. This Information Supplement is dated as of the date of the Prospectus and all capitalized terms have been defined in the Prospectus.

                                Table of Contents
                                                            Page
  Risk Factors                                                 2
  Sponsor Information                                          4
  Trustee Information                                          5
  Trust Termination                                            5


RISK FACTORS
     Price Volatility. Because the Trust invests in common stocks, you should understand the risks of investing in common stocks before purchasing Units. These risks include the risk that the financial condition of the company or the general condition of the stock market may worsen and the value of the stocks (and therefore Units) will fall. Common stocks are especially susceptible to general stock market movements. The value of common stocks often rises or falls rapidly and unpredictably as market confidence and perceptions of companies change. These perceptions are based on factors including expectations regarding government economic policies, inflation, interest rates, economic expansion or contraction, political climates and economic or banking crises. The value of Units will fluctuate with the value of the stocks in a Trust and may be more or less than the price you originally paid for your Units. As with any investment, we cannot guarantee that the performance of a Trust will be positive over any period of time. Because the Trust is unmanaged, the Trustee will not sell stocks in response to market fluctuations as is common in managed investments. In addition, because some Trusts hold a relatively small number of stocks, you may encounter greater market risk than in a more diversified investment.
     Dividends. Common stocks represent ownership interests in a company and are not obligations of the company. Accordingly, common stockholders have a right to receive payments from the company that is subordinate to the rights of creditors, bondholders or preferred stockholders of the company. This means that common stockholders have a right to receive dividends only if a company's board of directors declares a dividend and the company has provided for payment of all of its creditors, bondholders and preferred stockholders. If a company issues additional debt securities or preferred stock, the owners of these securities will have a claim against the company's assets before common stockholders if the company declares bankruptcy or liquidates its assets even though the common stock was issued first. As a result, the company may be less willing or able to declare or pay dividends on its common stock.
     Liquidity. Whether or not the stocks in a Trust are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.
     Additional Units. The Sponsor may create additional Units of a Trust by depositing into the Trust additional stocks or cash with instructions to purchase additional stocks. A cash deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because the Trust will pay brokerage fees.
     Voting. Only the Trustee may sell or vote the stocks in a Trust. While you may sell or redeem your Units, you may not sell or vote the stocks in your Trust. The Sponsor will instruct the Trustee how to vote the stocks. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders if the Sponsor fails to provide instructions.
    Utility Issuers. An investment in Units of the Trust should be made with an understanding of the characteristics of the public utility industry and the risks which such an investment may entail. General problems of the public utility industry include the difficulty in obtaining an adequate return on invested capital despite frequent increases in rates which have been granted by the public service commissions having jurisdiction, the difficulty in financing large construction programs during an inflationary period, the restrictions on operations and increased cost and delays attributable to environmental, nuclear safety and other regulatory considerations, the difficulty of the capital markets absorbing utility debt and equity securities, the difficulty in obtaining fuel for electric generation at reasonable prices, and the effects of energy conservation. There is no assurance that public service commissions will grant rate increases in the future or that any such increases will be timely or adequate to cover operating and other expenses and debt service requirements. All of the public utilities which are issuers of the Securities have been experiencing many of these problems in varying degrees. Furthermore, utility stocks are particularly susceptible to interest rate risk, generally exhibiting an inverse relationship to interest rates. As a result, electric utility stock prices may be adversely affected as interest rates rise. Similarly, the success of certain companies is tied to a relatively small concentration of products or technologies with intense competition between companies. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.
     Utilities are generally subject to extensive regulation by state utility commissions which, for example, establish the rates which may be charged and the appropriate rate of return on an approved asset base, which must be approved by the state commissions. Certain utilities have had difficulty from time to time in persuading regulators, who are subject to political pressures, to grant rate increases necessary to maintain an adequate return on investment. Any unexpected limitations could negatively affect the profitability of utilities whose budgets are planned far in advance. In addition, gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation with their customers, on the one hand, or suppliers, on the other.
     Certain of the issuers of the Securities may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction and operation of nuclear power plants. Nuclear generating projects in the electric utility industry have experienced substantial cost increases, construction delays and licensing difficulties. These have been caused by various factors, including inflation, high financing costs, required design changes and rework, allegedly faulty construction, objections by groups and governmental officials, limits on the ability to finance, reduced forecasts of energy requirements and economic conditions. This experience indicates that the risk of significant cost increases, delays and licensing difficulties remain present until completion and achievement of commercial operation of any nuclear project. Also, nuclear generating units in service have experienced unplanned outages or extensions of scheduled outages due to equipment problems or new regulatory requirements sometimes followed by a significant delay in obtaining regulatory approval to return to service. A major accident at a nuclear plant anywhere could cause the imposition of limits or prohibitions on the operation, construction or licensing of nuclear units.
     In view of the uncertainties discussed above, there can be no assurance that any utility company's share of the full cost of nuclear units under construction ultimately will be recovered in rates or the extent to which a company could earn an adequate return on its investment in such units. The likelihood of a significantly adverse event occurring in any of the areas of concern described above varies, as does the potential severity of any adverse impact. It should be recognized, however, that one or more of such adverse events could occur and individually or collectively could have a material adverse impact on a company's financial condition, the results of its operations, its ability to make interest and principal payments on its outstanding debt or to pay dividends.
     Other general problems of the electric, gas and water utility industries (including state and local joint action power agencies) include rising costs of rail transportation to transport fossil fuels, the uncertainty of transmission service costs for both interstate and intrastate transactions, changes in tax laws which adversely affect a utility's ability to operate profitably, increased competition in service costs, recent reductions in estimates of future demand for electricity and gas in certain areas of the country, restrictions on operations and increased cost and delays attributable to environmental considerations, uncertain availability and increased cost of capital, unavailability of fuel for electric generation at reasonable prices, including the steady rise in fuel costs and the costs associated with conversion to alternate fuel sources such as coal, availability and cost of natural gas for resale, technical and cost factors and other problems associated with construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes, and the effects of energy and environmental conservation efforts. Each of the problems referred to could adversely affect the ability of the issuers of any Securities to make dividend payments and the value of such Securities on redemption of your Units.
    Telecommunications Issuers. Because the Trust is also concentrated in the telecommunications industry, the value of the Units may be susceptible to factors affecting the telecommunications industry. The telecommunications industry is subject to governmental regulation, and the products and services of telecommunications companies may be subject to rapid obsolescence. These factors could affect the value of Units. Telephone companies in the United States, for example, are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered. Certain types of companies represented in a portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility. Recent federal legislation governing the United States telecommunications industry remains subject to judicial review and additional interpretation, which may adversely affect the companies whose securities are held by the Trust. While a portfolio concentrates on the securities of established suppliers of traditional telecommunication products and services, the Trust may also invest in smaller telecommunications companies which may benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, and may also involve greater risk than large, established issuers. Such smaller companies may have limited product lines, market or financial resources, and their securities may trade less frequently and in limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of securities of other issuers.

SPONSOR INFORMATION
   Van Kampen Funds Inc., a Delaware corporation, is the Sponsor of your Trust. The Sponsor is an indirect subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is a wholly owned subsidiary of MSAM Holdings II, Inc., which in turn is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co.
    Morgan Stanley Dean Witter & Co., together with various of its directly and indirectly owned subsidiaries, is engaged in a wide range of financial services through three primary businesses: securities, asset management and credit services. These principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange commodities and swaps (involving foreign exchange, commodities, indices and interest rates); and real estate advice, financing and investing.
     Van Kampen Funds Inc. specializes in the underwriting and distribution of unit investment trusts and mutual funds with roots in money management dating back to 1926. The Sponsor is a member of the National Association of Securities Dealers, Inc. and has its principal offices at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555, (630) 684-6000. As of November 30, 1999, the total stockholders' equity of Van Kampen Funds Inc. was $141,554,861 (audited). (This paragraph relates only to the Sponsor and not to the Trust or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)
     As of September 30, 2000, the Sponsor and its Van Kampen affiliates managed or supervised more than $100 billion of investment products. The Sponsor and its Van Kampen affiliates offer more than 50 open-end mutual funds, 37 closed-end funds, and have sponsored over 2,700 series of fixed income and equity unit investment trusts.
     If the Sponsor fails to perform any of its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trust as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION
     The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.
     The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Trust portfolio.
     In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trust. Such records shall include the name and address of, and the number of Units of the Trust held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Trust.
     Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.
     Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

TRUST TERMINATION
     The Trust may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of such Trust then outstanding or by the Trustee when the value of the Securities owned by the Trust, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Trust has exceeded $15,000,000). The Trust will be liquidated by the Trustee in the event that a sufficient number of Units of the Trust not yet sold are tendered for redemption by the Sponsor, so that the net worth of such Trust would be reduced to less than 40% of the value of the Securities at the time they were deposited in the Trust. If the Trust is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.
     Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities may begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the appropriate Trust. Unitholders will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. The Trustee will deduct from the funds of the Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of each Trust his pro rata share of the balance of the Income and Capital Accounts.
     Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.

                                                                       EMSPRO172






                      Contents of Post-Effective Amendment
                            to Registration Statement

           This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

                     The Consent of Independent Accountants

                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Focus Portfolios, Series 172, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 22nd day of December, 2000.

                                         Van Kampen Focus Portfolios, Series 172
                                                                    (Registrant)

                                                        By Van Kampen Funds Inc.
                                                                     (Depositor)

                                                         By: Christine K. Putong
                                                             Assistant Secretary
                                                                          (Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on August 25, 2000 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE               TITLE

Richard F. Powers III    Chairman and Chief Executive Officer               )

John H. Zimmermann III   President                                          )

A. Thomas Smith III      Executive Vice President,                          )
                         General Counsel and Secretary                      )

Michael H. Santo         Executive Vice President and Chief Operations      )
                         and Technology Officer                             )


                                               Christine K. Putong______________
                                                             (Attorney in Fact)*

--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Focus Portfolios, Series 136 (File No. 333-70897) and the same are hereby incorporated herein by this reference.